Employee Benefits Expenses	12 Months Ended
Dec. 31, 2018
Employee Benefits Expenses
Employee Benefits Expenses

(B.2) Employee Benefits Expenses

Components of Employee Benefits Expenses

€ millions	2018	2017	2016
Salaries	9,025	8,693	7,969
Social security expense	1,339	1,281	1,135
Share-based payment expense	830	1,120	785
Pension expense	330	312	270
Employee-related restructuring expense	19	180	33
Termination benefits outside of restructuring plans	52	57	37
Employee benefits expense	11,595	11,643	10,229